Other Accounts Receivable, Net (Details) - Schedule of third-party claims – corresponds - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Other Accounts Receivable, Net (Details) - Schedule of third-party claims – corresponds [Line Items]
Total		S/ 88,919	S/ 113,685
Current		17,130	56,069
Non-current		71,789	57,616
Superintendencia Nacional de Aduanas y de Administracion Tributaria (SUNAT) [Member]
Other Accounts Receivable, Net (Details) - Schedule of third-party claims – corresponds [Line Items]
Total	[1]	27,968	30,994
Current	[1]
Non-current	[1]	27,968	30,994
Ministry of Housing and Fondo Mi Vivienda [Member]
Other Accounts Receivable, Net (Details) - Schedule of third-party claims – corresponds [Line Items]
Total	[2]	26,084	23,953
Current	[2]
Non-current	[2]	26,084	23,953
Accounts receivable from joint venture [Member]
Other Accounts Receivable, Net (Details) - Schedule of third-party claims – corresponds [Line Items]
Total	[3]	21,100	46,360
Current	[3]	7,915	46,360
Non-current	[3]	13,185
Others [Member]
Other Accounts Receivable, Net (Details) - Schedule of third-party claims – corresponds [Line Items]
Total		13,767	12,378
Current		9,215	9,709
Non-current		S/ 4,552	S/ 2,669

[1]	Superintendencia Nacional de Aduanas y de Administracion Tributaria (SUNAT)
[2]	Ministry of Housing and Mi Vivienda Fund
[3]	Joint Venture